Prudential Jennison Natural Resources Fund, Inc.

655 Broad Street
6th Floor
Newark, New Jersey 07102

January 4, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	497(j) Filing for Prudential Jennison Natural Resources Fund, Inc. Registration numbers 33-15166 and 811-05206

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 22, 2023.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness
Patrick McGuinness
Assistant Secretary